Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Apr. 03, 2023 USD ($) $ / shares shares
IPO [Member]
Subsequent Events (Details) [Line Items]
Net proceeds | $	$ 12.0
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Additional shares | shares	508,500
Class A Ordinary Shares [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares | shares	3,390,000
Public offering price | $ / shares	$ 4
Gross proceeds | $	$ 13.6